Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash	$ 2,680	$ 5,459	$ 25,583
Accounts receivable, net	80	210	177
Other receivables	138	364	98
Inventory, net	572	598	392
Prepaid expenses	666	610	447
Other current assets			264
Total current assets	4,136	7,241	26,961
Property and equipment, net	463	712	554
Other assets
Goodwill	725	1,242
Intangible assets, net	579	582
Operating lease right-of-use asset, net	105	552
Non-current receivables			294
Other assets	18	18	18
Total other assets	1,427	2,394	312
TOTAL ASSETS	6,026	10,347	27,827
Current liabilities
Accounts payable	720	1,676	2,392
Accrued liabilities	1,399	1,519	1,812
Operating lease liability	107	172
Derivative financial instruments		5	13,769
Deferred revenue	339	430
Total current liabilities	2,565	3,802	17,973
Non-current liabilities
Operating lease liability	47	465
Deferred revenue	217	245
TOTAL LIABILITIES	2,829	4,512	17,973
Commitments and contingencies (Note 6)
STOCKHOLDERS' EQUITY
Preferred stock, $0.001 par value; 10,000,000 shares authorized; no shares issued and outstanding as of September 30, 2020 and December 31, 2019
Class A common stock, $0.001 par value; 150,000,000 shares authorized; 1,295,805 and 877,672 shares issued and outstanding as of September 30, 2020 and December 31, 2019, respectively	1	1	1
Additional paid-in capital	120,257	111,509	105,436
Accumulated other comprehensive loss	(693)	(902)	(591)
Accumulated deficit	(116,368)	(104,773)	(94,992)
TOTAL STOCKHOLDERS' EQUITY	3,197	5,835	9,854
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 6,026	$ 10,347	$ 27,827